INCOME TAXES - Components of Company's income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
State	$ 5	$ 2
Foreign	(193)	23
Total current tax expense (benefit)	(188)	25
Deferred
Total income tax expense (benefit)	$ (188)	$ 25